Cash and Cash Equivalents, Net	6 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents, Net [Abstract]
Cash and cash equivalents, net	19. Cash and cash equivalents, net
	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Petty cash	$454	$905
Bank balances	1,300	982
Cash and cash equivalents	$1,754	$1,887